Share-based Compensation - Summary of Vesting Schedule of the Restricted Shares (Detail) - ¥ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, unvested	13,333,325	40,000,000
Number of shares, vested	(13,333,325)	(26,666,675)
Weighted average grant date fair value	¥ 10.16	¥ 10.16